Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

Note 11 – Stock-Based Compensation

At December 31, 2016, two stock-based compensation plans existed: a performance share stock plan which includes a cash award, and a restricted stock/unit plan. All previous grants under the stock option plan expired in 2016. The table below shows total stock-based plan compensation expense, including the cash award, which was recognized in the Consolidated Statements of Income (in thousands):

	2016	2015	2014
Stock-based compensation plan expense, net of related tax benefits	$7,185	$7,278	$8,130
Stock-based compensation plan related tax benefits	4,404	4,461	4,983

Under the option plan, options to purchase shares of common stock at a stated exercise price were previously granted to key employees and outside directors. The last option grants were in 2006 and no future grants are anticipated. Each option had an exercise price equal to the market price of the Company’s common stock on the date of grant and a maximum term of ten years. The final options were exercised in 2016.

The following tables summarize the stock option plan activity and related information (thousands of options):

	2016		2015		2014
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	17	$31.64	36	$28.97	52	$27.57
Exercised during the year	(17)	31.64	(19)	26.69	(16)	24.31
Forfeited or expired during the year	—	—	—	—	—	—

Outstanding and exercisable at year end	—	N/A	17	$31.64	36	$28.97

The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option. The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2016	2015	2014
Outstanding and exercisable	$—	$394	$1,194
Exercised	554	590	451

	December 31, 2016	December 31, 2015	December 31, 2014
Market value of Company stock	$76.62	$55.16	$61.81

During 2016, $735,000 in cash was received from the exercise of options with a corresponding tax benefit of $205,000, which was recorded in additional paid-in capital.

Under the performance share stock plan, performance shares may be issued to encourage key employees to remain as employees and to achieve short-term and long-term performance goals. Plan participants are eligible to receive a cash bonus (i.e., short-term incentive) and performance shares (i.e., long-term incentive). The performance shares vest three years after grant and are then issued as common stock.

Restricted stock/units under the restricted stock/unit plan are issued to attract, motivate, retain, and reward key employees with an incentive to attain high levels of individual performance and improved financial performance. The restricted stock/units vest 40% at the end of year one and 30% at the end of years two and three and are issued annually as common stock in accordance with the percentage vested. The restricted stock/unit plan was also established to attract, motivate, and retain experienced and knowledgeable independent directors. Vesting for grants of restricted stock/units to directors occurs immediately upon grant. The issuance of common stock for directors currently occurs when their service on the Board ends.

The following table summarizes the activity of the performance share stock and restricted stock/unit plans as of December 31, 2016 (thousands of shares):

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/ Units	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	197	$50.63	228	$44.36
Granted	44	59.05	73	60.39
Dividends	5		6
Forfeited or expired	—	—	—	—
Vested and issued*	(78)	41.82	(45)	51.98

Nonvested/unissued at December 31, 2016	168	$55.62	262	$46.41

*	Includes shares for retiree payouts and those converted for taxes.

The weighted average grant date fair value of performance shares and restricted stock/units granted in 2015 and 2014 was $63.09 and $53.73, respectively.

As of December 31, 2016, total compensation cost related to nonvested performance shares and restricted stock/units not yet recognized is $3.3 million.